DERIVATIVES - Gains (Losses) Included in Other Revenue (Details) - Other revenue - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative gain (losses)
Gains (losses) included in Other revenue	$ (172)	$ 6	$ 28
Interest rate contracts
Derivative gain (losses)
Gains (losses) included in Other revenue	(70)	63	57
Foreign exchange
Derivative gain (losses)
Gains (losses) included in Other revenue	$ (102)	$ (57)	$ (29)